Long-term investments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Long Term Investments And Notes Receivable [Abstract]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$14,279
Property, plant and equipment	311,175
Deferred tax asset	3,479
Asset retirement obligation	(1,600)
Net assets acquired	$327,333
Cash	$16,751
Net assets acquired, net of cash	$310,582

Long-term Investments
Long-term investments consist of the following:

	June 30, 2019	December 31, 2018
Long-term investments carried at fair value
Atlantica (a)	$1,018,837	$814,530
AYES Canada (b)	78,824	—
	$1,097,661	$814,530
Other long-term investments
Equity-method investees
Amherst Island Wind Project (c)	—	7,655
San Antonio Water System (d)	18,231	—
Red Lily I Wind Facility	17,284	15,705
AAGES (e)	1,299	2,622
Other (f)	13,672	4,510
	$50,486	$30,492
Development loans receivable from equity-method investees (g)	9,997	101,416
Other	2,247	3,870
Other long-term investments	$62,730	$135,778
Less: current portion	(1,347)	(1,407)
	$61,383	$134,371

For the three and six months ended June 30, 2019, dividend income of $35,381 and $51,189 (2018 - $8,532 and $17,210), interest income of $2,349 and $10,076 (2018 - $1,185 and $1,731) and equity loss of $2,629 and $4,735, respectively (2018 - equity income of $75 and $472) are included in interest, dividend, equity and other income on the unaudited interim consolidated statements of operations.
(a)Investment in Atlantica
During the quarter, APUC purchased an additional 3,384,402 ordinary shares of Atlantica, which increased the Company's current ownership of Atlantica to approximately 44.2% (December 31, 2018 - 41.5%). APUC has the flexibility, subject to certain conditions, to increase its ownership of Atlantica to up to 48.5%. Of the 3,384,402 shares received during the quarter, 1,384,402 shares were purchased for cash consideration of $30,000 and 2,000,000 shares were received pursuant to a prepayment of $53,750. Within the next six months, the Company will settle any additional amount owed under the prepayment purchase agreement in cash or ordinary shares of Atlantica. For the three and six months ended June 30, 2019, APUC recorded a fair value gain on its total investment in Atlantica of $136,809 and $130,991 (2018 - gain of $15,033 and loss of $101,971).
(b)Investment in AYES Canada
On May 24, 2019, APUC and Atlantica formed Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. The first investment was Windlectric Inc. APUC invested $91,919 (C$123,603) and Atlantica invested $4,834 (C$6,500), in AYES Canada which in turn invested those funds in Amherst Island Partnership (“AIP”), the holding company of Windlectric.

6.	Long-term investments (continued)
(b)Investment in AYES Canada (continued)
AYES Canada is considered to be a variable interest entity based on the disproportionate voting and economic interests of the shareholders. Atlantica is considered to be the primary beneficiary of AYES Canada. Under the AYES Canada shareholders agreement, among other things, APUC has the option to exchange from May 2020, subject to certain conditions, approximately 3,500,000 shares of AYES Canada into ordinary shares of Atlantica on a one-for-one basis. Accordingly, APUC's investment in AYES Canada is considered an equity method investment. Consistent with the treatment of the Atlantica shares, the Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in AYES Canada, with changes in fair value reflected in the consolidated statements of operations. A level 3 discounted cash flow approach combined with a Black-Scholes option-pricing calculation were used to estimate the fair value of the investment. For the three and six months ended June 30, 2019, APUC recorded dividend income of $17,466 and a fair value loss of $15,415 on its investment in AYES Canada.
APUC consolidates AIP and Windlectric. The investment of $96,752 (C$130,103) by AYES Canada in AIP is presented as a non-controlling interest held by a related party (note 13). The partnership agreement has liquidation rights and priorities to each equity holder that are different from the underlying percentage ownership interests. As such, the share of earnings attributable to the non-controlling interest holder is calculated using the Hypothetical Liquidation at Book Value (“HLBV”) method of accounting.
(c)Amherst Island Wind Project
Up to April 16, 2019, APUC had a 50% interest in Windlectric Inc. ("Windlectric"), which owns a 74.1 MW wind generating facility (“Amherst Island Wind Facility”) in the Province of Ontario. Construction was completed during the second quarter of 2018.
On April 16, 2019, the Company acquired the remaining 50% interest in Windlectric for $6,362 (C$8,500) and as a result, obtained control of the facility. Given substantially all of the fair value of the gross assets acquired is concentrated in the wind equipment, the facility is not considered a business. The acquisition was treated as an asset acquisition, which requires that the fair value of assets acquired and liabilities assumed in the subsidiary be recognized on the consolidated balance sheets as of the acquisition date. It further requires that pre-existing relationships such as the existing development loan between the two parties of $316,786 (note 6(g)) and prior investments achieved in stages also be remeasured at fair value. An income approach was used to value these items.
The following table summarizes the allocation of the assets acquired and liabilities assumed at the acquisition date:

Working capital	$14,279
Property, plant and equipment	311,175
Deferred tax asset	3,479
Asset retirement obligation	(1,600)
Net assets acquired	$327,333
Cash	$16,751
Net assets acquired, net of cash	$310,582

6.	Long-term investments (continued)
(d)San Antonio Water System
On May 1, 2019, APUC invested $17,000 by way of a secured loan into AWUSA VR Holding LLC ("AWUSA"), a wholly owned subsidiary of Abengoa. An additional amount of $5,000 is payable at a later date, subject to certain conditions. The loan is secured by AWUSA's investment in the Vista Ridge water pipeline project. The Vista Ridge Water Pipeline Project is a 140 mile water pipeline from Burleson County, Texas to San Antonio, Texas. Since APUC has the power to direct the activities of AWUSA and benefits from the economics of this entity, the Company consolidates AWUSA and its 20% interest in Vista Ridge. The investment in Vista Ridge is accounted for using the equity method. Commercial operations are expected in 2020.
(e)Investment in AAGES
APUC has a 50% interest in Abengoa-Algonquin Global Energy Solutions B.V. (“AAGES B.V.”), AAGES Development Canada Inc. and AAGES Development Spain, S.A (collectively, the “AAGES entities”) which identify, develop, and construct clean energy and water infrastructure assets with a global focus for which it expects to earn development fees from successful projects. AAGES Development Canada Inc. and AAGES Development Spain, S.A are considered variable interest entities due to the level of equity at risk. The Company is not considered the primary beneficiary of either entity as the two partners have joint control and all decisions must be unanimous. As such, the Company is accounting for its investment in the joint ventures under the equity method. In 2019, APUC and Abengoa S.A. each contributed additional capital of $2,262 (December 31, 2018 - $5,000) to the AAGES entities to fund ongoing operations until such time as they earn development fees from successful projects. The Company's share of the development costs resulted in an equity loss of $2,789 and $3,446 (2018 - $239 and $452) to the Company's unaudited interim consolidated financial results for the three and six months ended June 30, 2019, respectively.
(f)Wataynikaneyap Power Transmission Project
During the first quarter, APUC acquired a 9.8% ownership interest in the Wataynikaneyap Power Transmission Project, a transmission project that involves the development, construction and operation of a 1,800 km transmission line in Northwestern Ontario.

(g)	Development loans
The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company is obligated to provide cash advances and credit support (in the form of letters of credit, escrowed cash, or guarantees) in amounts necessary for the continued development and construction of the equity investees' projects.
Following acquisition of control of Windlectric (note 6(c)), amounts advanced to Windlectric are eliminated on consolidation.
As at June 30, 2019, the Company has a balance receivable from the AAGES entities of $9,997 (December 31, 2018 - $4,940). During the quarter, AAGES Spain issued $15,932 (€14,000) of surety bonds as a security of performance for a development opportunity. The bonds are guaranteed by APUC. In addition, as at June 30, 2019, the Company has issued $7,655 in letters of credit on behalf of AAGES to secure performance on development opportunities.